Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Stock Units Activity

The following table summarizes the activity of our RSUs during the year ended December 31, 2016:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding, beginning of period	477,324	$23.04
Granted	331,227	18.68
Vested	(204,827)	22.58
Forfeited	(88,442)	21.06

Outstanding, end of period	515,282	20.76

Schedule of Stock Option Valuation Assumptions

The grant date fair value of each of these option grants was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

Expected volatility(1)	26.3%
Dividend yield(2)	—%
Risk-free rate(3)	2.3%
Expected term (in years)(4)	6.0

(1)	Due to limited trading history for Hilton Grand Vacations’ common stock, we did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of our share price. As a result, we used a weighted-average of the implied volatility and the average historical volatility of our peer group over a time period consistent with its expected term assumption. Our peer group was determined based upon companies in our industry with similar business models and is consistent with those used to benchmark its executive compensation.
(2)	At the date of grant we had no plans to pay dividends during the expected term of these options.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Estimated using the average of the vesting periods and the contractual term of the options.

The grant date fair value of each of these option grants was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected volatility(1)	32.0%	28.0%	33.0%
Dividend yield(2)	1.4%	—%	—%
Risk-free rate(3)	1.4%	1.7%	1.9%
Expected term (in years)(4)	6.0	6.0	6.0

(1)	Due to limited trading history for Hilton’s common stock, Hilton did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of its share price. As a result, Hilton used an average historical volatility of its peer group over a time period consistent with its expected term assumption. Hilton’s peer group was determined based upon companies in its industry with similar business models and is consistent with those used to benchmark its executive compensation.
(2)	Estimated based on the expected annualized dividend payment at the date of grant. For the 2014 and 2015 options, Hilton had no plans to pay dividends during the expected term at the time of grant.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Estimated using the average of the vesting periods and the contractual term of the options.

Schedule of Stock Options Activity

The following table summarizes the activity of our options during the year ended December 31, 2016:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding, beginning of period	207,432	$23.12
Granted	148,929	18.69
Exercised	—	—
Forfeited, canceled or expired	(23,253)	21.09

Outstanding, end of period	333,108	21.21

Exercisable, end of period	92,435	22.33

Schedule of Performance Shares Activity

The following table summarizes the activity of our performance shares during the year ended December 31, 2016:

	Relative Shareholder Return		EBITDA CAGR
	Number of Shares	Weighted Average Grant Date Fair Value per Share	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding, beginning of period	103,358	$27.32	103,363	$23.04
Granted	62,309	19.83	62,313	18.68
Vested	(50,211)	22.45	(50,211)	20.51
Forfeited, canceled or expired	(12,323)	23.86	(12,323)	21.33

Outstanding, end of period	103,133	24.42	103,142	21.64

Schedule of Performance Shares Valuation Assumptions

The grant date fair value of each of the performance shares grants were determined using a Monte Carlo simulation valuation model with the following assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected volatility(1)	31.0%	24.0%	30.0%
Dividend yield(2)	—%	—%	—%
Risk-free rate(3)	0.9%	1.0%	0.7%
Expected term (in years)(4)	2.8	2.8	2.8

(1)	Due to limited trading history for Hilton’s common stock, Hilton did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of its share price. As a result, Hilton used an average historical volatility of its peer group over a time period consistent with its expected term assumption. Hilton’s peer group was determined based upon companies in its industry with similar business models and is consistent with those used to benchmark its executive compensation.
(2)	As dividends are assumed to be reinvested in shares of common stock and dividends will not be paid to the participants of the performance shares unless the shares vest, we utilized a dividend yield of zero percent.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Midpoint of the 30-calendar day period preceding the end of the performance period.